GUIDESTONE FUNDS

Supplement dated August 19, 2013

to

Prospectus dated May 1, 2013, as amended July 1, 2013

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

I.        PORTFOLIO MANAGER CHANGE FOR THE SMALL CAP EQUITY FUND

Effective immediately, Chris Diegelman no longer serves as a portfolio manager for the portion of the Small Cap Equity Fund managed by Western Asset Management Company and Western Asset Management Company Limited. All references herein to Chris Diegelman are deleted in their entirety.

II.        SHAREHOLDER INFORMATION

Under the heading “Shareholder Information” found on page 148, the section entitled “Eligible Investors” is revised to add the following disclosure after the fourth paragraph:

Transfer of Shares: Shareholders of record of the GS2 Class shares of a Fund may transfer their shares to another person or entity (a) which is otherwise eligible to purchase the GS2 Class shares of a Fund and (b) which is, or will become upon such transfer, a shareholder of record of the GS2 Class shares of the Fund on the books of the transfer agent of the Funds. Shareholders of record of the GS4 Class shares may transfer their shares to another person or entity (a) which is otherwise eligible to purchase the GS2 Class or the GS4 Class shares of a Fund and (b) which is, or will become upon such transfer, a shareholder of record of the GS4 Class shares of the Fund on the books of the transfer agent of the Funds. A person eligible to purchase the GS2 Class shares of a Fund may become and remain a GS4 Class shareholder of a Fund as a result of a transfer of the GS4 Class shares and may thereafter be eligible to purchase additional GS4 Class shares of the Fund through reinvested dividends or otherwise.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GUIDESTONE FUNDS

Supplement dated August 19, 2013

to

Statement of Additional Information (“SAI”) dated May 1, 2013, as amended July 1, 2013

This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI, as supplemented.

I.        PORTFOLIO MANAGER CHANGE FOR THE SMALL CAP EQUITY FUND

Under the section entitled “Western Asset Management Company and Western Asset Management Company Limited” of the Other Accounts Managed chart on page 65, the reference to Chris Diegelman is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.